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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2002
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:      028-06493
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   11-14-02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 53
                                         -------------------
 Form 13F Information Table Value Total: $225,026
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
  Name of Issuer               Title              Cusip            Value       Shares/     Shr/    Investment   Other       Sole
                              or Class                             (000)       PrinAmnt  Put/Call  Discretion  Managers  Voting Auth
------------------------------------------------------------------------------------------------------------------------------------
 ABGENIX                       CONVERT           00339BAA5         1,252       2,000,000    PRN       sole        N/A      2,000,000
 AGILENT                       CONVERT           00846UAB7           411         500,000    PRN       sole        N/A        500,000
 Agilent Technologies          CONVERT           00846UAA9         2,878       3,500,000    PRN       sole        N/A      3,500,000
 ARCHSTONE COMMUNITIES TR     PREFERRED          039583208        13,734         419,000    SH        sole        N/A        419,000
 BP Finance                    CONVERT          USG1280QAA25      11,613       9,000,000    PRN       sole        N/A      9,000,000
 Chesapeake                   PREFERRED          165167404         3,289          62,000    SH        sole        N/A         62,000
 Community Health Systems      CONVERT           203668AA6         1,055       1,000,000    PRN       sole        N/A      1,000,000
 COMPUTER ASSOCIATES           CONVERT           204912AN9         6,923       8,500,000    PRN       sole        N/A      8,500,000
 Comverse Tech                 CONVERT           205862AJ4         1,611       2,000,000    PRN       sole        N/A      2,000,000
 Continental Airlines          CONVERT           210795PD6         1,568       4,500,000    PRN       sole        N/A      4,500,000
 Corning                       CONVERT           219350AK1         2,761       5,000,000    PRN       sole        N/A      5,000,000
 CORNING INC                   CONVERT           219350AJ4         1,079       2,500,000    PRN       sole        N/A      2,500,000
 COSTCO WHOLESALE CORP         CONVERT           22160QAC6         9,493      12,500,000    PRN       sole        N/A     12,500,000
 ECHOSTAR COMMUNICATIONS       CONVERT           278762AD1         2,293       3,000,000    PRN       sole        N/A      3,000,000
 ELAN FINANCE CORP LTD         CONVERT           284129AC7         2,663       9,000,000    PRN       sole        N/A      9,000,000
 EQUITY OFFICE PPTYS TRST     PREFERRED          294741509         4,667         107,900    SH        sole        N/A        107,900
 EQUITY RESIDENTIAL PROPS     PREFERRED          29476L883        19,506         714,400    SH        sole        N/A        714,400
 EQUITY RESIDENTIAL PROPS     PREFERRED          29476L859         8,659         372,800    SH        sole        N/A        372,800
 FOSTER WHEELER                CONVERT           35024PAB8           465       2,000,000    PRN       sole        N/A      2,000,000
 GAP STORES                    CONVERT           364760AH1         2,955       3,000,000    PRN       sole        N/A      3,000,000
 GAP STORES                    CONVERT           364760AJ7         1,478       1,500,000    PRN       sole        N/A      1,500,000
 GENL GROWTH PROPERTIES       PREFERRED          370021206        12,133         370,500    SH        sole        N/A        370,500
 HOLCIM                        CONVERT          XS0147612922       2,603       5,000,000    PRN       sole        N/A      5,000,000
 HOST MARRIOTT FIN TRUST      PREFERRED          441079407         5,435         150,000    SH        sole        N/A        150,000
 IndyMac                      PREFERRED          456607209         2,177          53,000    SH        sole        N/A         53,000
 Isis Pharmaceuticals Inc      CONVERT           464337AA2         2,045       2,350,000    PRN       sole        N/A      2,350,000
 Isis Pharmaceuticals Inc      CONVERT           464337AC8           564         650,000    PRN       sole        N/A        650,000
 IVAX                          CONVERT           465823AG7         5,810       7,500,000    PRN       sole        N/A      7,500,000
 KOREA TELECOM                 CONVERT          USY49920AA23       4,330       4,000,000    PRN       sole        N/A      4,000,000
 L3 communications             CONVERT           502424AD6         6,938       5,750,000    PRN       sole        N/A      5,750,000
 L-3 Communications            CONVERT           502424AC8         3,016       2,500,000    PRN       sole        N/A      2,500,000
 Lear Corp                     CONVERT           521865AG0         1,091       2,500,000    PRN       sole        N/A      2,500,000
 LEVEL 3 COMMUNICATIONS        CONVERT           52729NAG5           830       2,825,000    PRN       sole        N/A      2,825,000
 LSI LOGIC                     CONVERT           502161AF9         3,747       5,000,000    PRN       sole        N/A      5,000,000
 LUCENT                       PREFERRED          549462208           704           3,050    SH        sole        N/A          3,050
 National Australia Bank      PREFERRED          632525309         1,623          50,000    SH        sole        N/A         50,000
 Nortel                        CONVERT           656568AB8           606       2,000,000    PRN       sole        N/A      2,000,000
 Nortel Networks Corp.         CONVERT           656568AA0         1,514       5,000,000    PRN       sole        N/A      5,000,000
 PRIMUS TELECOMM GROUP         CONVERT           741929AL7           334       1,000,000    PRN       sole        N/A      1,000,000
 Roche                         CONVERT          USU75000AG15       3,126       6,000,000    PRN       sole        N/A      6,000,000
 SEALED AIR CORP (NEW)        PREFERRED          81211K209         2,200         100,000    SH        sole        N/A        100,000
 SL GREEN REALTY CORP         PREFERRED          78440X200         4,820         150,000    SH        sole        N/A        150,000
 SOUTH AFRICAN BREWERIES       CONVERT           783866AA4         3,132       3,000,000    PRN       sole        N/A      3,000,000
 STARWOOD HOTELS RESORTS       CONVERT           85590AAB0        10,658      21,300,000    PRN       sole        N/A     21,300,000
 STMICROELECTRONICS NV         CONVERT           861012AB8         3,163       4,000,000    PRN       sole        N/A      4,000,000
 Swiss RE                      CONVERT          XS0138467401       2,440       3,000,000    PRN       sole        N/A      3,000,000
 TELEFONOS DE MEXICO,S.A.      CONVERT           879403AD5         5,527       5,000,000    PRN       sole        N/A      5,000,000
 US CELLULAR CORP              CONVERT           911684AA6         7,283      20,000,000    PRN       sole        N/A     20,000,000
 Wellpoint Health Networks     CONVERT           94973HAA6        19,965      20,000,000    PRN       sole        N/A     20,000,000
 Yokong                        CONVERT           997242QK1         4,160       4,000,000    PRN       sole        N/A      4,000,000
 Taiwan Semiconductor         PREFERRED          874039100         2,477         390,000    SH        sole        N/A        390,000
 Cummins, Inc                    Com             231021106           170           7,200    SH        sole        N/A          7,200
 Hasbro                          Com             418056107            54           5,000    SH        sole        N/A          5,000